Statutory Financial Information and Dividend Limitations	12 Months Ended
Dec. 31, 2021
Statutory Financial Information and Dividend Limitations
Statutory Financial Information and Dividend Limitations	Statutory Financial Information and Dividend Limitations
ELIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, expensing cost of reinsurance immediately, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
ELIC and its insurance subsidiaries had a statutory net income of $1.39 billion in 2021, a statutory net loss of $125 million in 2020, and statutory net income of $363 million in 2019. ELIC’s statutory capital and surplus was $2.60 billion and $3.93 billion as of December 31, 2021 and 2020, respectively.
Dividend Limitations
The ability of ELIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ELIC to Everlake US Holdings Company without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. ELIC paid $1.99 billion of dividends in 2021. The maximum amount of dividends ELIC will be able to pay at a given point in time during 2022 is $669 million.  Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ELIC totaled $583 million as of December 31, 2021, and cannot result in capital and surplus being less than the minimum amount required by law. Until November 1, 2024, ELIC is required to obtain prior written approval from the IL DOI to declare or distribute any shareholder dividend (both ordinary and extraordinary).
ELIC may receive dividends from time to time from its insurance subsidiaries. The ability of these insurance subsidiaries to pay dividends is generally dependent on business conditions, income, cash requirements, and other relevant factors. Insurance subsidiaries cannot pay dividends to ELIC without prior DOI approval at any given point during 2022. ELIC did not receive dividends from its insurance subsidiaries during 2021 or 2020.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. As of December 31, 2021, total adjusted statutory capital and surplus and authorized control level RBC of ELIC were $2.92 billion and $193 million, respectively. ELIC’s insurance subsidiaries are included as a component of ELIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ELIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.